Performance Chemicals Divestiture - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Current assets held for sale	$ 205,090	$ 421,596
Long-term assets held for sale	1,149,443	2,089,872
LIABILITIES
Current liabilities held for sale	108,537	167,109
Long-term liabilities held for sale	155,354	223,766
Performance Chemicals [Member]
ASSETS
Cash and cash equivalents	22,153	17,736
Accounts receivables, net	87,202	86,627
Inventories, net	74,647	86,732
Prepaid and other current assets	21,088	24,131
Current assets held for sale	205,090	215,226
Investments in affiliated companies	324	1,476
Property, plant and equipment, net	391,524	401,595
Goodwill	326,173	583,075
Other intangible assets, net	388,857	406,656
Right-of-use lease assets	19,296	24,093
Other long-term assets	23,269	17,688
Long-term assets held for sale	1,149,443	1,434,583
LIABILITIES
Notes payable and current maturities of long-term debt	0	0
Accounts payable	74,728	76,482
Operating lease liabilities—current	8,479	6,341
Accrued liabilities	25,330	26,182
Current liabilities held for sale	108,537	109,005
Deferred income taxes	49,690	47,848
Operating lease liabilities—noncurrent	10,047	16,182
Other long-term liabilities	95,617	72,538
Long-term liabilities held for sale	$ 155,354	$ 136,568